FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$276
Changes in values of deferred shares and liability related to stock option and warrants	(418)
Expiration of deferred shares	(128)
Fair value of warrants at issuance date	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)	(141)
Classification of liability award to equity as a result of modification	(35)
Balance at December 31, 2012	$630

Fair value of warrants at issuance date	471
Classification of warrants from liability to equity as result of investors exercise of the Most Favored Nation Terms (See Note 9b)	(28)
Changes in values of liability related to stock option and warrants	(286)
Balance at December 31, 2013	$787